UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended: September 30, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Manikay Partners, LLC

Address:  375 Park Avenue
          Suite 2701
          New York, NY 10152


13F File Number:  028-13323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Name:   David Drinkwater
Title:  Chief Compliance Officer
Phone:  212-588-6200


Signature, Place, and Date of Signing

  /s/ David Drinkwater          New York, New York           November 14, 2012
------------------------      ----------------------       ---------------------
      [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total:  $594,038
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number        Name
     ---     -----------------------     ------------------------
      1.      028-13324                   Manikay Master Fund, LP

                                           FORM 13F INFORMATION TABLE
                                              Manikay Partners LLC
                                               September 30, 2012
COLUMN 1                          COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5            COLUMN 6   COLUMN 7     COLUMN 8
                                                            VALUE     SHS OR    SH/ PUT/    INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN CALL    DISCRETION    MGRS     SOLE    SHRD NONE
----------------------------  ----------------  ---------  --------  ---------- --- ----  --------------  ----  ---------- ---- ----
AMERICAN INTL GROUP INC       COM NEW           026874784   47,546    1,450,000  SH       SHARED-DEFINED   1     1,450,000
AMERICAN INTL GROUP INC       COM NEW           026874784   16,395      500,000      PUT  SHARED-DEFINED   1       500,000
AMERICAN INTL GROUP INC       *W EXP 01/19/202  026874156   17,956    1,335,000  SH       SHARED-DEFINED   1     1,335,000
AMERICAN RLTY CAP TR INC      COM               02917L101    8,805      750,000  SH       SHARED-DEFINED   1       750,000
BANK OF AMERICA CORPORATION   COM               060505104   44,150    5,000,000  SH       SHARED-DEFINED   1     5,000,000
BANK OF AMERICA CORPORATION   COM               060505104   13,245    1,500,000      PUT  SHARED-DEFINED   1     1,500,000
CITIGROUP INC                 COM NEW           172967424   42,536    1,300,000  SH       SHARED-DEFINED   1     1,300,000
CITIGROUP INC                 COM NEW           172967424    9,816      300,000      PUT  SHARED-DEFINED           300,000
COCA COLA CO                  COM               191216100   45,516    1,200,000  SH       SHARED-DEFINED   1     1,200,000
COLGATE PALMOLIVE CO          COM               194162103   32,166      300,000  SH       SHARED-DEFINED   1       300,000
COLGATE PALMOLIVE CO          COM               194162103   32,166      300,000      PUT  SHARED-DEFINED   1       300,000
DOLLAR GEN CORP NEW           COM               256677105   15,462      300,000  SH       SHARED-DEFINED   1       300,000
DOLLAR THRIFTY AUTOMOTIVE GP  COM               256743105    2,093       24,076  SH       SHARED-DEFINED   1        24,076
GAYLORD ENTMT CO NEW          COM               367905106    3,953      100,000  SH       SHARED-DEFINED   1       100,000
GOLDMAN SACHS GROUP INC       COM               38141G104   39,788      350,000  SH       SHARED-DEFINED   1       350,000
ILLUMINA INC                  COM               452327109   14,457      300,000  SH       SHARED-DEFINED   1       300,000
INTERCONTINENTALEXCHANGE INC  COM               45865V100   13,341      100,000  SH       SHARED-DEFINED   1       100,000
ISTAR FINL INC                FRNT        10/0  45031UBF7   10,000   10,000,000  SH       SHARED-DEFINED   1    10,000,000
KRAFT FOODS INC               CL A              50075N104   31,013      750,000  SH       SHARED-DEFINED   1       750,000
LIBERTY GLOBAL INC            COM SER C         530555309    7,081      125,300  SH       SHARED-DEFINED   1       125,300
LIBERTY MEDIA CORPORATION     LIB CAP COM A     530322106   14,744      141,664  SH       SHARED-DEFINED   1       141,664
MICHAEL KORS HLDGS LTD        SHS               G60754101   13,295      250,000  SH       SHARED-DEFINED   1       250,000
NEWS CORP                     CL B              65248E203   29,748    1,200,000  SH       SHARED-DEFINED   1     1,200,000
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408   14,703      641,062  SH       SHARED-DEFINED   1       641,062
SHAW GROUP INC                COM               820280105   25,253      578,941  SH       SHARED-DEFINED   1       578,941
TYCO INTERNATIONAL LTD        SHS               H89128104   33,756      600,000  SH       SHARED-DEFINED   1       600,000
VALE S A                      ADR               91912E105   15,055      841,064  SH       SHARED-DEFINED   1       841,064



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